Prospector Opportunity Fund

Schedule of Investments

as of March 31, 2024 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Banks - 8.1%
Ameris Bancorp	71,364	$3,452,590
Bank of N.T. Butterfield & Son	62,875	2,011,371
Citigroup	64,070	4,051,787
First Bancorp	129,715	2,275,201
PNC Financial Services Group	17,410	2,813,456
Prosperity Bancshares	59,470	3,911,937
SouthState	24,915	2,118,522
		20,634,864

Communication Services - 1.5%
Alphabet, Inc. - Class A(a)	10,575	1,596,085
Alphabet, Inc. - Class C(a)	13,700	2,085,962
		3,682,047

Consumer Discretionary - 6.8%
Aptiv PLC(a)	31,640	2,520,126
Darden Restaurants	26,450	4,421,117
eBay	36,725	1,938,346
Expedia Group(a)	19,040	2,622,760
Home Depot	7,850	3,011,260
Texas Roadhouse	17,610	2,720,217
		17,233,826

Consumer Staples - 5.7%
Church & Dwight	49,900	5,205,069
Colgate-Palmolive	51,930	4,676,297
Mondelez International - Class A	63,425	4,439,750
		14,321,116

Diversified Financial Services - 3.6%
CBOE Global Markets	14,625	2,687,051
Federated Hermes - Class B	88,025	3,179,463
Fidelity National Information Services	42,525	3,154,505
		9,021,019

Energy - 6.1%
Devon Energy	59,350	2,978,183
Hess	13,700	2,091,168
Pioneer Natural Resources	21,197	5,564,213
Schlumberger	28,100	1,540,161
Suncor Energy	90,675	3,346,814
		15,520,539

Health Care - 8.4%
Abbott Laboratories	44,050	5,006,722
Cigna	10,505	3,815,311
Dentsply Sirona	114,570	3,802,578
Hologic(a)	37,970	2,960,141
Merck & Co.	35,598	4,697,156
Pfizer	28,625	794,344
		21,076,252

Industrials - 15.3%
Carrier Global	87,675	5,096,548

Curtiss-Wright	43,425	11,114,194
Eaton	8,070	2,523,328
Leidos Holdings	59,040	7,739,554
Otis Worldwide	43,875	4,355,471
Pentair	39,380	3,364,627
Tecnoglass	30,225	1,572,607
V2X(a)	67,640	3,159,464
		38,925,793

Information Technology - 7.1%
Littelfuse	31,205	7,562,532
Teradyne	20,370	2,298,347
Trimble(a)	97,295	6,261,906
Zebra Technologies - Class A(a)	6,485	1,954,838
		18,077,623

Insurance Brokers - 5.2%
Arthur J. Gallagher & Co.	23,150	5,788,426
Brown & Brown	84,950	7,436,523
		13,224,949

Life & Health Insurance - 6.6%
Globe Life	59,250	6,894,923
Primerica	30,050	7,601,447
Voya Financial	30,600	2,261,952
		16,758,322

Materials - 4.3%
Axalta Coating Systems(a)	122,825	4,223,952
Newmont Goldcorp	59,600	2,136,064
PPG Industries	25,680	3,721,032
Victoria Gold(a)	192,036	939,056
		11,020,104

Property & Casualty Insurance - 8.4%
Fairfax Financial Holdings	6,140	6,625,307
Fidelis Insurance Holdings	152,376	2,968,284
First American Financial	32,530	1,985,957
Progressive	17,620	3,644,169
W.R. Berkley	29,130	2,576,257
White Mountains Insurance Group	1,744	3,129,259
		20,929,233

Real Estate - 2.3%
CubeSmart	55,755	2,521,241
Howard Hughes Holdings(a)	45,950	3,336,889
		5,858,130

Reinsurance - 3.0%
Everest Re Group	13,755	5,467,612
RenaissanceRe Holdings	8,560	2,011,857
		7,479,469
TOTAL COMMON STOCKS (Cost $148,978,361)		233,763,286

EXCHANGE TRADED FUNDS - 0.9%	Shares	Value
Aberdeen Standard Physical Platinum Shares Fund(a)	27,960	2,336,058
TOTAL EXCHANGE TRADED FUNDS (Cost $2,393,570)		2,336,058

SHORT-TERM INVESTMENTS - 6.7%
Money Market Funds - 6.7%	Shares
First American Treasury Obligations Fund - Class X, 5.22%(b)	17,061,504	17,061,504
TOTAL SHORT-TERM INVESTMENTS (Cost $17,061,504)		17,061,504

TOTAL INVESTMENTS - 100.0% (Cost $168,433,435)		$253,160,848
Other Assets in Excess of Liabilities - 0.0%(c)		56,033
TOTAL NET ASSETS - 100.0%		$253,216,881

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2024, the Fund's investments in securities were classified as follows:

Prospector Opportunity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$233,763,286	$–	$–	$233,763,286
Exchange Traded Funds	2,336,058	–	–	2,336,058
Money Market Funds	17,061,504	–	–	17,061,504
Total Assets	$253,160,848	$–	$–	$253,160,848

Refer to the Schedule of Investments for industry classifications.